CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares
Allowances for loans and advances | $	$ 12,258	$ 9,075
Treasury stock shares	29,462,760	0
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	737,944,914	590,139,760
Ordinary shares, shares outstanding	737,944,914	590,139,760
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	494,552,051	494,552,051
Ordinary shares, shares outstanding	494,552,051	494,552,051